Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities:
Net income (loss) from operations	$ (10,287,872)	$ 1,539,227	$ 1,187,581
Adjustments to reconcile net income to net cash provided by operating activities:
Interest accrued on loan receivable	(67,500)
Convertible note - Accretion of financing cost	3,421,910
Convertible note - Extinguishment Loss	5,625,916
Changes in operating assets and liabilities:
Advance to suppliers	154,650	(106,456)	(82,618)
Prepayments, receivables and other assets	(361,589)	144,754	(809,706)
Accrued expenses and other current liabilities	1,606,759	310,315	(203,895)
Net cash provided by (used in) operating activities	934,247	239,192	1,920,161
Cash Flows from Investing Activities:
Construction in progress	(275,819)	(62,981)	(593,676)
Loan receivable	(1,500,000)
Net cash provided by (used in) investing activities	(5,496,704)	(610,085)	(1,050,725)
Cash Flows From Financing Activities:
Proceeds from original convertible note	10,000,000
Payment of original convertible note issuance cost	(1,641,050)
Repayment of original convertible notes	(1,157,376)
Payment of the forbearance cost of original convertible note	(439,974)
Deferred financing costs	(518,362)
Net proceeds from initial public offering		6,490,494
Net cash provided by (used in) financing activities	3,024,369	9,042,083	(314,216)
Net increase in cash, cash equivalents and restricted cash	(2,004,901)	8,634,166	592,197
Cash, cash equivalents and restricted cash at the beginning of year	9,130,849	657,767	65,570
Cash, cash equivalents and restricted cash at the end of year	7,287,032	9,130,849	657,767
Parent Company [Member]
Cash Flows from Operating Activities:
Net income (loss) from operations	(9,597,330)	(50,338)
Adjustments to reconcile net income to net cash provided by operating activities:
Interest accrued on loan receivable	(67,500)
Convertible note - Accretion of financing cost	3,421,910
Convertible note - Extinguishment Loss	5,625,916
Changes in operating assets and liabilities:
Advance to suppliers	106,500	(106,500)
Prepayments, receivables and other assets	(96,866)	(133,400)
Accrued expenses and other current liabilities	190,870
Net cash provided by (used in) operating activities	(416,500)	(290,238)
Cash Flows from Investing Activities:
Construction in progress	(180,000)
Loan receivable	(1,500,000)
Net cash provided by (used in) investing activities	(1,680,000)
Cash Flows From Financing Activities:
Amounts due from related parties	(8,152,274)	(4,186,544)
Amounts due to related parties		1,530,450
Proceeds from original convertible note	10,000,000
Payment of original convertible note issuance cost	(1,641,050)
Repayment of original convertible notes	(1,157,376)
Payment of the forbearance cost of original convertible note	(439,974)
Deferred financing costs	(50,000)
Net proceeds from initial public offering		6,490,494
Net cash provided by (used in) financing activities	(1,440,674)	3,834,400
Net increase in cash, cash equivalents and restricted cash	(3,537,174)	3,544,162
Cash, cash equivalents and restricted cash at the beginning of year	3,544,162
Cash, cash equivalents and restricted cash at the end of year	$ 6,988	$ 3,544,162